Non-vested Share Based Payment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Payment Awards Non Vested Share Activity [Line Items]
Nonvested options, Beginning Balance	1,263,205	325,575
Granted	267,576	1,141,952
Vested	(317,734)	(195,099)
Forfeited	(354,932)	(9,223)
Nonvested options, Ending Balance	858,115	1,263,205
Weighted Average Grant Date Fair Value, Beginning Balance	$ 1.41	$ 0.27
Weighted Average Grant Date Fair Value, Granted	$ 2.99	$ 0.42
Weighted Average Grant Date Fair Value, Vested	$ (1.92)	$ (0.87)
Weighted Average Grant Date Fair Value, Forfeited	$ (2.48)	$ (0.004)
Weighted Average Grant Date Fair Value, Ending Balance	$ 2.36	$ 1.41